ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) property	Sep. 30, 2022 USD ($) building	Dec. 31, 2022 USD ($)
Real Estate [Line Items]
Assets held for sale	$ 10,318,000		$ 10,318,000		$ 645,000
Liabilities held for sale	0		0		0
Actively marketed property	13,781,000		13,781,000		$ 31,007,000
Sale of actively marketed property			17,226,000
Hawaii Land
Real Estate [Line Items]
Gain on asset sales	28,300,000		3,900,000	$ 700,000
Sale of actively marketed property	15,600,000	$ 100,000	$ 1,600,000	$ 14,800,000
Fresh Fruit | Vessels in Latin America | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Number of held-for-sale assets sold | property			2
Net book value of disposal group assets	1,000,000.0		$ 1,000,000.0
Fresh Fruit | Vessels in Latin America | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	1,000,000.0		1,000,000.0
Gain on asset sales			5,500,000
Fresh Fruit | Property in Latin America | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	200,000		200,000
Gain on asset sales			4,800,000
Fresh Fruit | Properties in Latin America | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	100,000		$ 100,000
Fresh Fruit | Property in Latin America | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Gain on asset sales	500,000
Diversified Fresh Produce - Americas & ROW | Properties in US | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Number of held-for-sale assets sold | property			2
Net book value of disposal group assets	3,400,000		$ 3,400,000
Diversified Fresh Produce - Americas & ROW | Properties in US | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	400,000		400,000
Gain on asset sales			$ 400,000
Diversified Fresh Produce - EMEA | Property in Ireland | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Number of held-for-sale assets sold | property			1
Net book value of disposal group assets	200,000		$ 200,000
Diversified Fresh Produce - EMEA | Building Located In Europe | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Number of held-for-sale assets sold | building				2
Net book value of disposal group assets		$ 2,800,000		$ 2,800,000
Gain on asset sales				$ 7,600,000
Fresh Vegetables | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	$ 6,900,000		$ 6,900,000